Cash and cash equivalents (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)
Cash and cash equivalents [Line Items]
Cash and cash equivalents	¥ 6,004,231	$ 873,279	¥ 2,617,432
Others [Member]
Cash and cash equivalents [Line Items]
Cash and cash equivalents	79		0
RMB [Member]
Cash and cash equivalents [Line Items]
Cash and cash equivalents	4,707,868		1,627,044
US$ [Member]
Cash and cash equivalents [Line Items]
Cash and cash equivalents	¥ 1,296,284	$ 188,869	¥ 990,388	$ 151,529